5. Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Convertible Notes Payable
	As of September 30, 2015
	Face Value of Note	Intrinsic Value of Fixed Conversion Element	Unamortized Discount	Net Balance
JMJ Financial; 12% Convertible note due August 24, 2017	$27,500	$20,833	$(20,137)	$28,196

Auctus Fund, LLC; 8% Convertible note due May 28, 2016	56,250	46,023	(42,160)	60,113

LG Capital Funding, LLC; 8% Convertible note due August 21, 2016	27,000	22,091	(20,229)	28,862

St. George Investment, LLC; 8% Convertible note due September 9, 2016	32,000	26,182	(25,092)	33,090

Total Convertible Notes	$142,750	$115,129	$(107,618)	$150,261